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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]: Amendment Number: __

   This Amendment (Check only one):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

 Richard Pender             Chevy Chase, Maryland            4/26/06
 --------------            ------------------------  ------------------------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      1,784,739,402

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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   FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
--------          -------------- ---------- ---------------- ------------------ -------- -------- ----------------
                                                                                                  VOTING AUTHORITY
                                                 MARKET       SHRS OR  SH/ PUT/ INVSTMT   OTHER   ----------------
NAME OF ISSUER    TITLE OF CLASS    CUSIP        VALUE        PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
--------------    -------------- ---------- ---------------- --------- --- ---- -------- -------- ---- ------ ----
ADOLOR CORP       COMMON         00724X102        446,250.00    18,750 SH  N/A    SOLE     N/A     X    N/A   N/A
ADVANCIS
  PHARMACEUTICAL
  CORP            COMMON         00764L109        753,071.00   228,897 SH  N/A    SOLE     N/A     X    N/A   N/A
ALEXZA
  PHARMACEUTICALS
  INC             COMMON         015384100      4,135,433.00   424,147 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLSTATE CORP     COMMON         020002101     58,102,650.00 1,115,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLTEL CORP       COMMON         020039103     56,656,250.00   875,000 SH  N/A    SOLE     N/A     X    N/A   N/A
APPLE COMPUTER
  INC             COMMON         037833100     62,720,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
BIOTECH HOLDRS
  TRUST           DEPOSTRY RCPTS 09067D201     45,507,750.00   235,000 SH  N/A    SOLE     N/A     X    N/A   N/A
BLACK & DECKER
  CORPORATION     COMMON         091797100     27,804,800.00   320,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CAREMARK RX INC   COMMON         141705103     34,426,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CELGENE CORP      COMMON         151020104        266,381.00     6,024 SH  N/A    SOLE     N/A     X    N/A   N/A
CLINICAL DATA INC COMMON         18725U109          4,781.00       233 SH  N/A    SOLE     N/A     X    N/A   N/A
CONOCOPHILLIPS    COMMON         20825C104     63,150,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CURIS INC         COMMON         231269101          7,014.00     2,947 SH  N/A    SOLE     N/A     X    N/A   N/A
CYTRX CORP        COM NEW        232828301        284,579.00   150,571 SH  N/A    SOLE     N/A     X    N/A   N/A
DEERE & COMPANY   COMMON         244199105     55,335,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DELL INC.         COMMON         24702R101     50,592,000.00 1,700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DENDREON CORP     COMMON         24823Q107          1,898.00       403 SH  N/A    SOLE     N/A     X    N/A   N/A
DISNEY WALT CO    COM DISNEY     254687106     58,569,000.00 2,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
FAVRILLE INC      COMMON         312088404      1,013,944.00   151,788 SH  N/A    SOLE     N/A     X    N/A   N/A
GERON CORP        COMMON         374163103          2,078.00       250 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI EAFE
  INDEX FUND      MSCI EAFE IDX  464287465      1,623,000.00    25,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  EMERGING
  MARKETS INDEX
  FD              MSCI EMERG MKT 464287234    202,950,000.00 2,050,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  JAPAN INDEX
  FUND            MSCI JAPAN     464286848     68,760,000.00 4,775,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEHMAN BROTHERS
  HOLDINGS INC    COMMON         524908100     61,425,250.00   425,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEXICON GENETICS  COMMON         528872104        460,823.00    83,181 SH  N/A    SOLE     N/A     X    N/A   N/A
LIGAND
  PHARMACEUTICAL
  INC             COMMON         53220K207         88,662.00     6,943 SH  N/A    SOLE     N/A     X    N/A   N/A
MEDTRONIC INC     COMMON         585055106     51,257,500.00 1,010,000 SH  N/A    SOLE     N/A     X    N/A   N/A
NASDAQ 100 INDEX
  TRACKING STOCK  UNIT SER 1     631100104    364,791,000.00 8,700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
OIL SERVICE
  HOLDRS TRUST    DEPOSTRY RCPTS 678002106     62,394,250.00   425,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PEABODY ENERGY
  CORP            COMMON         704549104     50,410,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PROCTER &
  GAMBLE
  COMPANY         COMMON         742718109     57,630,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUALCOMM INC      COMMON         747525103     60,732,000.00 1,200,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUEST
  DIAGNOSTICS INC COMMON         74834L100     46,170,000.00   900,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SCHLUMBERGER
  LTD             COMMON         806857108     56,956,500.00   450,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SENOMYX INC       COMMON         81724Q107         74,926.00     4,552 SH  N/A    SOLE     N/A     X    N/A   N/A
SILICON
  LABORATORIES
  INC             COMMON         826919102     13,737,500.00   250,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SLM CORP          COMMON         78442P106     55,835,500.00 1,075,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPRINT NEXTEL
  CORP            COM FON        852061100     62,016,000.00 2,400,000 SH  N/A    SOLE     N/A     X    N/A   N/A
STEMCELLS INC     COMMON         85857R105          5,370.00     1,500 SH  N/A    SOLE     N/A     X    N/A   N/A
TAIWAN
  SEMICONDUCTOR
  MANUFACTURING
  CO.             SPONSORED ADR  874039100     45,270,000.00 4,500,000 SH  N/A    SOLE     N/A     X    N/A   N/A
XENOPORT INC      COMMON         98411C100      2,372,242.00   104,781 SH  N/A    SOLE     N/A     X    N/A   N/A

                                            1,784,739,402.00
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